Property, Plant and Equipment - Additional Information (Detail) $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) well	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Rate of capitalization				8.19%	8.47%	9.70%
Amount capitalized				$ 12	$ 11	$ 12
Exploratory wells under assessment | well				23
0 to 1 year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate after taxes of the CGU Gas - Neuquina	12.85%			14.80%		12.85%
1 - 2 year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate after taxes of the CGU Gas - Neuquina	13.12%				14.08%	13.12%
Greater than a year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploratory wells under assessment | well				0
CGU Gas Neuquina Basin [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		$ 699
Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment,Net of tax	$ 522	524
Book value of the net assets				$ 2,585	$ 2,435
Reversal in the charge of impairment	696			0
Recoverable value after taxes	2,287					$ 2,287
CGU Gas Austral Basin [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		115	$ 98	25	97
Impairment Loss Recognised In Profit Or Loss Property Plant And Equipment,Net of tax	68	$ 86	$ 64	16	63
Reversal in the charge of impairment	91
Recoverable value after taxes	$ 191			$ 65	$ 135	$ 191